CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment	¥ 1,006,000	¥ 1,250,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	¥ 0
Investment property
Impairment loss recognised in profit or loss, investment property	0	0	0
Right-of-use assets					¥ 17,266,000
Impairment loss recognised in profit or loss, goodwill	0	0	0	¥ 3,735,000
Income tax payable	93,000	209,000
Provision For Doubtful Account Of Trade receivables	(2,751,000)	10,148,000
[custom:ProvisionForDoubtfulAccountOfTradeReceivablesFromDiscontinuedOperations]	33,365,000	115,406,000
Trade and other current receivables		51,416,000
Current inventories		31,589,000
Land use rights [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets
Impairment loss of land use rights	¥ 0	¥ 0	¥ 0